Operating Leases and Obligations Related to Finance Leases - Future Minimum Lease Payments (Details) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2019 vessel	Nov. 30, 2018 vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)
Year
2020			$ 56,364
2021			56,202
2022			56,193
2023			56,184
2025			56,328
Thereafter			$ 320,388
Finance Lease Obligations
Operating Leased Assets [Line Items]
Number of Vessels | vessel			16
November 2018 Sale leaseback Transaction | Finance Lease Obligations
Operating Leased Assets [Line Items]
Number of Vessels | vessel		4
May 2019 Sale Leaseback [Member] | Finance Lease Obligations
Operating Leased Assets [Line Items]
Period Required to Maintain 78% Hull Coverage Ratio			two
Number of Vessels | vessel	2
Suezmax, Aframax and LR2 Vessels | Finance Lease Obligations
Operating Leased Assets [Line Items]
Capital Leases, Future Minimum Payments Due			$ 601,700	$ 557,100
Capital Leases, Future Minimum Payments, Interest Included in Payments			$ 186,900	$ 181,800
Suezmax, Aframax and LR2 Vessels | November 2018 Sale leaseback Transaction | Finance Lease Obligations
Operating Leased Assets [Line Items]
Number of Vessels | vessel			4